Investment in Joint Ventures and Associates (Tables)	12 Months Ended
Dec. 31, 2023
Equity Method Investments And Joint Ventures [Abstract]
Investments in associates accounted for using equity method
(1)	Investments in associates accounted for using the equity method of accounting are as follows:

		Percentage of ownership (%)
Joint ventures and associates (*4)	Main business	December 31, 2022	December 31, 2023	Location	Financial statements as of
Woori Bank
W Service Networks Co., Ltd. (*1)(*5)	Freight & staffing services	4.9	4.9	Korea	2023-11-30
Korea Credit Bureau Co., Ltd. (*2)	Credit information	9.9	9.9	Korea	2023-12-31
Korea Finance Security Co., Ltd. (*1) (*5)	Security service	15.0	15.0	Korea	2023-11-30
Wongwang Co., Ltd. (*3)	Wholesale and real estate	29.0	29.0	Korea	—
Sejin Construction Co., Ltd. (*3)	Construction	29.6	29.6	Korea	—
ARES-TECH Co., Ltd. (*3)	Electronic component manufacturing	23.4	23.4	Korea	—
Beomgyo., Ltd. (*3)	Telecommunication equipment retail sales	23.1	23.1	Korea	—
NK Eng Co., Ltd. (*3)	Manufacturing	23.1	23.1	Korea	—
Woori Growth Partnerships New Technology Private Equity Fund (*8)	Other financial services	23.1	—	Korea	—
2016KIF-IMM Woori Bank Technology Venture Fund (*8)	Other financial services	20.0	—	Korea	—

		Percentage of ownership (%)
Joint ventures and associates (*4)	Main business	December 31, 2022	December 31, 2023	Location	Financial statements as of
K BANK Co., Ltd. (*2)(*5)	Finance	12.6	12.6	Korea	2023-11-30
Woori Bank-Company K Korea Movie Asset Fund (*8)	Other financial services	25.0	—	Korea	—
Partner One Value Up I Private Equity Fund	Other financial services	23.3	23.3	Korea	2023-12-31
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	Other financial services	20.0	20.0	Korea	2023-12-31
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	Other financial services	25.0	25.0	Korea	2023-12-31
LOTTE CARD Co., Ltd. (*5)	Credit card and installment financing	20.0	20.0	Korea	2023-09-30
Union Technology Finance Investment Association	Other financial services	29.7	29.7	Korea	2023-12-31
Dicustody Co., Ltd. (*2)	Other information technology and computer operation related services	1.0	1.0	Korea	2023-12-31
Orient Shipyard Co., Ltd. (*5)	Manufacture of sections for ships	22.7	22.7	Korea	2023-11-30
Joongang Network Solution Co.,Ltd. (*5)	Other information technology and computer operation related services	25.3	25.3	Korea	2023-09-30
Win Mortgage Co.,LTd. (*1)(*5)(*12)	Other financial services	—	4.5	Korea	2023-09-30
Together-Korea Government Private Pool Private Securities Investment Trust No. 3	Other financial services	100.0	100.0	Korea	2023-12-31
BTS 2nd Private Equity Fund	Other financial services	20.0	20.0	Korea	2023-12-31
STASSETS FUND III	Other financial services	28.3	28.3	Korea	2023-12-31
SF CREDIT PARTNERS, LLC (*2)(*12)	Other financial services	—	10.0	Korea	2023-12-31
Rea Company (*5) (*12)	Other financial services	—	24.5	Korea	2023-09-30
ARAM CMC Co.,Ltd. (*5) (*12)	Other financial services	—	20.0	Korea	2023-11-30
Woori Bank (*6)
Japanese Hotel Real Estate Private Equity Fund No.2	Other financial services	19.9	19.9	Korea	2023-12-31
Woori Seoul Beltway Private Special Asset Fund No.1	Trust and collective investment	25.0	25.0	Korea	2023-12-31
Woori General Private Securities Investment Trust (Bond) No.1 (*12)	Collective investment business	—	25.0	Korea	2023-12-31
Woori Short-term Bond Securities Investment Trust(Bond) ClassC-F	Collective investment business	27.9	15.0	Korea	2023-12-31
Woori Safe Plus General Type Private Investment Trust S-8(Bond)	Collective investment business	9.2	9.1	Korea	2023-12-31
Woori General Private Securities Investment Trust(Bond) No.2 (*12)	Collective investment business	—	27.3	Korea	2023-12-31
Woori Smart General Private Equity Investment Trust 1(bond) (*12)	Collective investment business	—	28.6	Korea	2023-12-31
Woori General Private Securities Investment Trust(Bond) No.3 (*12)	Collective investment business	—	27.8	Korea	2023-12-31
Woori Asset Global Partnership Fund No. 5 (*12)	Collective investment business	—	57.7	Korea	2023-12-31
Woori Short Term Government and Special Bank Bond Active ETF (*12)	Collective investment business	—	20.8	Korea	2023-12-31
Woori 25-09 Corporate Bond(AA- or higher) Active ETF (*12)	Collective investment business	—	29.3	Korea	2023-12-31

		Percentage of ownership (%)
Joint ventures and associates (*4)	Main business	December 31, 2022	December 31, 2023	Location	Financial statements as of
Woori Financial Capital Co., Ltd.
WOORI TAERIM 1st Fund	Other financial services	25.6	25.6	Korea	2023-12-31
Portone-Cape Fund No.1	Other financial services	20.0	20.0	Korea	2023-12-31
KIWOOM WOORI Financial 1st Fund (*7)(*8)	Other financial services	9.1	—	Korea	—
DeepDive WOORI 202 1 -1 Financial Investment Fund (*7)	Other financial services	11.9	11.9	Korea	2023-12-31
Darwin Green Packaging Private Equity Fund	Other financial services	20.4	20.4	Korea	2023-12-31
DS Power Semicon Private Equity Fund (*8)	Other financial services	21.0	—	Korea	—
Koreawide partners 2nd Private Equity Fund	Other financial services	26.7	26.7	Korea	2023-12-31
Woori Investment Bank Co., Ltd. (*6)
Woori FirstValue Private Real Estate Fund No.2	Real estate business	12.0	12.0	Korea	2023-12-31
WooriG Real Infrastructure Blind General Type Private Placement Investment Trust	Investment trust and discretionary investment business	0.1	0.1	Korea	2023-12-31
Woori Asset Management Co. Ltd.
Woori Star50 feeder fund(H) (*8)	Collective investment business	17.9	—	Korea	—
Woori Together TDF 2025 (*8)	Collective investment business	23.6	—	Korea	—
Woori Together TDF 2030	Collective investment business	23.8	28.0	Korea	2023-12-31
Woori Together OCIO Target Return Feeder fund (Balance Bond) (*12)	Collective investment business	—	20.4	Korea	2023-12-31
Woori Multi Return Private Securities Investment Trust 2(Balanced Bond) (*8)(*12)	Collective investment business	—	—	Korea	—
Woori Private Equity Asset Management Co., Ltd.
Australia Green Energy 1st PEF (*2)	Other financial services	4.0	4.0	Korea	2023-12-31
Aarden Woori Apparel 1st Private Equity Fund (*2)	Other financial services	0.5	0.5	Korea	2023-12-31
Woori Dyno 1st Private Equity Fund (*2)	Other financial services	19.6	19.6	Korea	2023-12-31
Woori Venture Partners Co., Ltd.
KTB-KORUS FUND (*9)	Asset Management	—	37.5	Korea	2023-12-31
KTB China Platform Fund (*9)(*10)(*11)	Asset Management	—	18.7	Korea	2023-12-31
KTBN Venture Fund No.7 (*9)(*10)	Asset Management	—	20.1	Korea	2023-12-31
KTBN Venture Fund No.8 (*10)	Asset Management	—	21.7	Korea	2023-12-31
KTBN Digital Contents Korea Fund No.9 (*9)(*10)	Asset Management	—	30.0	Korea	2023-12-31
KTBN Media Contents Fund (*9)(*10)(*11)	Asset Management	—	15.0	Korea	2023-12-31
KTB China Synergy Fund (*10)(*11)	Asset Management	—	15.1	Korea	2023-12-31
NAVER-KTB Audio Contents Fund (*11)	Asset Management	—	1.0	Korea	2023-12-31
KTBN Venture Fund No.13 (*10)(*11)	Asset Management	—	19.6	Korea	2023-12-31
KTBN Future Contents Fund (*10)(*11)	Asset Management	—	13.3	Korea	2023-12-31
KTBN Venture Fund No.16 (*11)	Asset Management	—	10.3	Korea	2023-12-31
KTBN Venture Fund No.18 (*11)	Asset Management	—	10.1	Korea	2023-12-31
KB-KTB Technology Venture Fund (*11)	Asset Management	—	18.2	Korea	2023-12-31
Woori 2022 Scaleup Venture Fund	Asset Management	—	20.0	Korea	2023-12-31
Woori 2022 Start-up Venture Fund	Asset Management	—	30.1	Korea	2023-12-31
KTB-NHN China Private Equity Fund (*9)	Asset Management	—	33.3	Korea	2023-12-31
KTBN GI Private Equity Fund (*11)	Asset Management	—	5.0	Korea	2023-12-31
Chirochem	Medical material Manufacturing	—	28.6	Korea	2023-12-31

		Percentage of ownership (%)
Joint ventures and associates (*4)	Main business	December 31, 2022	December 31, 2023	Location	Financial statements as of
Japanese Hotel Real Estate Private Equity Fund 1
Godo Kaisha Oceanos 1 (*5)	Other financial services	47.8	47.8	Japan	2023-10-31
Woori G Japan Private Placement Real Estate Master Investment Trust No.2
Woori Zip 1 (*5)	Other financial services	64.0	62.4	Japan	2023-09-30
Woori Zip 2 (*5)	Other financial services	64.0	62.8	Japan	2023-09-30
Woori bank and Woori card Co., Ltd. (*6)
Dongwoo C & C Co., Ltd. (*3)	Construction	24.5	24.5	Korea	—
SJCO Co., Ltd. (*3)	Aggregate transportation and wholesale	29.8	29.8	Korea	—
G2 Collection Co., Ltd. (*3)	Wholesale and retail sales	29.2	29.2	Korea	—
KG Fashion Co., Ltd. (*3)(*5)(*12)	Manufacturing	—	20.8	Korea	2023-11-30
Kyesan Engineering Co., Ltd. (*3)	Construction	23.3	23.3	Korea	—
Good Software Lap Co., Ltd. (*3)	Service	29.4	29.4	Korea	—
Force TEC Co., Ltd. (*8)	Manufacturing	24.5	—	Korea	—
DAEA SNC Co., Ltd. (*3)	Wholesale and retail sales	25.5	25.5	Korea	—
PREXCO Co., Ltd. (*3)	Manufacturing	28.1	28.1	Korea	—
JiWon Plating Co., Ltd. (*3)	Plating	20.8	20.8	Korea	—
Youngdong Sea Food Co., Ltd. (*3)	Processed sea food manufacturing	24.5	24.5	Korea	—
KUM HWA Co., Ltd.	Telecommunication equipment retail sales	20.1	20.1	Korea	2023-12-31
Jinmyung Plus Co., Ltd. (*5)	Manufacturing	21.3	21.3	Korea	2023-09-30
Woori bank and Woori Financial Capital Co., Ltd . (*6)
JC Assurance No.2 Private Equity Fund	Other financial services	23.5	23.5	Korea	2023-12-31
Dream Company Growth no.1 PEF	Other financial services	27.8	27.8	Korea	2023-12-31
HMS-Oriens 1st Fund	Other financial services	22.8	22.8	Korea	2023-12-31
Woori G Senior Loan Private Placement Investment Trust No.1	Collective investment business	21.7	21.7	Korea	2023-12-31
Genesis Eco No.1 Private Equity Fund	Other financial services	29.0	29.0	Korea	2023-12-31
Paratus Woori Material Component Equipment joint venture company	Other financial services	29.9	29.9	Korea	2023-12-31
Midas No. 8 Private Equity Joint Venture Company	Other financial services	28.5	28.5	Korea	2023-12-31
Orchestra Private Equity Fund IV	Other financial services	28.2	28.2	Korea	2023-12-31
Synaptic Green No.1 PEF	Other financial services	21.1	21.1	Korea	2023-12-31
IGEN2022No. 1 Private Equity Fund	Other financial services	24.8	24.8	Korea	2023-12-31
PCC-Woori LP Secondary Fund	Other financial services	38.8	38.9	Korea	2023-12-31
Synaptic Future Growth Private Equity Fund 1 (*12)	Other financial investment	—	23.8	Korea	2023-12-31
Woori Bank and Woori Asset Management Co. Ltd. (*6)
Woori BIG2 Plus Securities Investment Trust (Balanced Bond)	Collective investment business	23.1	14.1	Korea	2023-12-31
Woori Bank and Woori Private Equity Asset Management Co., Ltd. (*6)
Woori-Q Corporate Restructuring Private Equity Fund (*13)	Other financial services	35.6	32.4	Korea	2023-12-31
Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Bank Co., Ltd. and Woori Private Equity Asset Management Co., Ltd. (*6)
Woori-Shinyoung Growth-Cap Private Equity Fund I	Other financial services	35.0	35.0	Korea	2023-12-31
NH Woori Newdeal Growth Alpha Private Equity Fund 1 (*12)	Other financial services	—	32.7	Korea	2023-12-31

(*1)	Most of the significant business transactions of associates are with the Group as of December 31, 2023 and 2022.
(*2)	The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.
(*3)	There is no investment balance as of December 31, 2023 and 2022.
(*4)
Woori G Oncorp Corporate support of Major Industry General Type Private Placement Investment Trust (Type 2) and other 12 joint ventures and associates can exercise significant influence but was classified as an item measured at fair value through profit or loss.

(*5)
The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.

(*6)	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
(*7)	The Group can participate as a co-operator to exert significant influence.
(*8)	It was excluded from associates in current year.
(*9)	It has been liquidating as of December 31, 2023.
(*10)
If the distribution paid or to be paid to an investor at the time of liquidation is less than the investment amount, there is an existing agreement to prioritize the payment of the shortfall over other investors, up to a certain amount within the investment amount.

(*11)	The Group classified it as an associate because it has significant influence as a general partner of the investment association.
(*12)	It was added to associates in current year.
(*13)	It was classified as an associate due to holding of voting rights according to the initial investment agreement ratio.

Changes in the carrying value of investments in associates and joint ventures accounted for using equity method
(2)	Changes in the carrying value of investments in associates accounted for using the equity method of accounting are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2021
	Acquisition cost	January 1, 2021	Share of profits (losses)	Acquisition	Disposal/ Reclassification	Dividends	Change in capital	December 31, 2021
W Service Networks Co., Ltd.	108	191	(4)	—	—	(4)	—	183
Korea Credit Bureau Co., Ltd.	3,313	8,125	1,388	—	—	(90)	—	9,423
Korea Finance Security Co., Ltd.	3,267	3,066	35	—	—	—	—	3,101
Woori Growth Partnerships New Technology Private Equity Fund	14,991	15,032	(637)	—	(1,947)	—	—	12,448
2016KIF-IMM Woori Bank Technology Venture Fund	8,396	13,238	3,520	—	(3,497)	(631)	—	12,630
K BANK Co., Ltd. (*1)	236,232	174,097	67,553	—	—	—	(2,157)	239,493
Smart Private Equity Fund No.2	—	1,481	(797)	—	(684)	—	—	—
Woori Bank-Company K Korea Movie Asset Fund	—	2,788	137	—	(2,100)	(480)	—	345
Partner One Value Up I Private Equity Fund	5,039	9,816	2,521	—	(4,961)	(800)	—	6,576
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	9,736	9,756	1,417	5,040	(5,060)	—	—	11,153
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	4,255	4,129	—	125	—	—	—	4,254
LOTTE CARD Co.,Ltd.	346,810	422,832	39,301	—	—	(10,374)	6,536	458,295
Together-Korea Government Private Pool Private Securities Investment Trust No. 3	10,000	10,023	47	—	—	—	—	10,070
Genesis Environmental Energy Company 1st Private Equity Fund	3,738	3,979	147	—	—	—	—	4,126
Union Technology Finance Investment Association	12,750	4,485	(347)	8,250	—	—	—	12,388
Dicustody Co., Ltd.	1	—	—	1	—	—	—	1
Japanese Hotel Real Estate Private Equity Fund No.2	3,291	3,234	237	—	—	(201)	(74)	3,196
Woori G Clean Energy No.1	—	1,024	—	1,462	(2,338)	(148)	—	—
Woori Goseong Power EBL Private Special Asset Fund	—	15,118	227	—	(15,118)	(370)	143	—
Woori Seoul Beltway Private Special Asset Fund No.1	7,513	5,613	124	1,935	—	(121)	—	7,551
Woori Corporate Private Securities Fund 1 (Bond)	—	—	—	10,000	(10,000)	—	—	—
Woori G Star Private Placement Investment Trust No.33 [FI]	—	—	—	20,000	(20,000)	—	—	—
Woori Multi-Return Securities Investment Trust 3 (Balanced Bond)	10,000	—	23	10,000	—	—	—	10,023
Woori Short-term Bond Securities Investment Trust(Bond) ClassC-F	150,000	—	1,822	150,000	—	—	—	151,822
WOORI TAERIM 1st Fund	1,100	283	708	—	—	—	—	991
Portone-Cape Fund No.1	340	960	189	—	(660)	—	—	489
KIWOOM WOORI Financial 1st Investment Fund	1,000	994	(21)	—	—	—	—	973
DeepDive WOORI 2021-1 Financial Investment Fund	1,000	—	(7)	1,000	—	—	—	993
Darwin Green Packaging Private Equity Fund	4,000	—	(43)	4,000	—	—	—	3,957
Woori FirstValue Private Real Estate Fund No.2	9,000	2,130	(637)	—	—	(730)	—	763
WooriG Real Infrastructure Blind General Type Private Placement Investment Trust	100	—	—	100	—	—	—	100

	For the year ended December 31, 2021
	Acquisition cost	January 1, 2021	Share of profits (losses)	Acquisition	Disposal/ Reclassification	Dividends	Change in capital	December 31, 2021
Woori High plus G.B. Securities Feeder Fund1(G.B.)	—	6,076	—	—	(6,076)	—	—	—
Woori Star50 Master Fund ClassC-F	—	184	(4)	—	(180)	—	—	—
Woori Hanhwa Eureka Private Equity Fund	164	403	138	—	(214)	—	—	327
Aarden Woori Apparel 1st Private Equity Fund	100	—	(1)	100	—	—	—	99
Godo Kaisha Oceanos 1	10,800	10,193	127	—	—	(370)	(45)	9,905
Woori Zip 1	10,143	—	(26)	16,380	(6,237)	—	379	10,496
Woori Zip 2	14,254	—	(50)	22,883	(8,628)	—	527	14,732
Force TEC Co., Ltd. (*2)	—	393	(393)	—	—	—	—	—
KUM HWA Co., Ltd. (*2)	—	—	—	—	—	—	—	—
Jinmyung Plus Co., Ltd.	—	—	—	—	—	—	—	—
JC Assurance No.2 Private Equity Fund	29,349	29,050	(11,621)	299	—	—	—	17,728
Dream Company Growth no.1 PEF	7,706	7,705	680	—	—	(471)	—	7,914
HMS-Oriens 1st Fund	12,000	12,000	7	—	—	—	—	12,007
WooriG Senior Loan General Type Private Investment Trust No.1	87,382	52,045	2,959	38,757	(3,060)	(2,672)	—	88,029
Genesis Eco No.1 Private Equity Fund	11,805	—	(685)	11,805	—	—	—	11,120
Paratus Woori Material Component Equipment joint venture company	17,700	—	(207)	17,700	—	—	—	17,493
Midas No. 8 Private Equity Joint Venture Company	19,000	—	(32)	19,000	—	—	—	18,968
PCC-Woori LP Secondary Fund	10,100	8,128	1,697	2,525	—	—	—	12,350
Woori High Plus Short-term High Graded ESG Bond Sec Feeder Inv Trust 1	70,988	93,474	921	20,765	(38,870)	(2,503)	—	73,787
Woori-Q Corporate Restructuring Private Equity Fund	45,394	22,904	1,002	25,246	(2,997)	—	—	46,155
Woori-Shinyoung Growth-Cap Private Equity Fund I	17,218	38,342	20,813	12,799	(32,415)	(10,826)	—	28,713

	1,210,083	993,291	132,228	400,172	(165,042)	(30,791)	5,309	1,335,167

(*1)	Included 70,120 million Won of deemed gain on disposal in accordance with the decrease in percentage of ownership from disproportionate contribution for the year ended December 31, 2021.
(*2)	As a result of discontinuation of the equity method, related companies’ losses amount not recognized is 797 million Won for Force TEC Co., Ltd. and 2 million Won for KUM HWA Co., Ltd.

	For the year ended December 31, 2022
	Acquisition cost	January 1, 2022	Share of profits(losses) and others	Acquisition	Disposal/ Reclassification	Dividends	Change in capital	December 31, 2022
W Service Networks Co., Ltd.	108	183	29	—	—	(4)	—	208
Korea Credit Bureau Co., Ltd.	3,313	9,423	(3,714)	—	—	—	—	5,709
Korea Finance Security Co., Ltd.	3,267	3,101	(727)	—	—	—	—	2,374
Woori Growth Partnerships New Technology Private Equity Fund	12,942	12,448	490	—	(2,049)	—	—	10,889
2016KIF-IMM Woori Bank Technology Venture Fund	7,594	12,630	(1,619)	—	(801)	(736)	—	9,474
K BANK Co., Ltd.	236,232	239,493	11,854	—	—	—	(3,558)	247,789
Woori Bank-Company K Korea Movie Asset Fund	—	345	71	—	—	(177)	—	239
Partner One Value Up I Private Equity Fund	5,039	6,576	(2,298)	—	—	—	—	4,278
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	7,556	11,153	1,312	—	(2,180)	—	—	10,285
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	4,355	4,254	1	100	—	—	—	4,355
LOTTE CARD Co.,Ltd.	346,810	458,295	58,400	—	—	(12,960)	10,396	514,131
Together-Korea Government Private Pool Private Securities Investment Trust No. 3	10,000	10,070	173	—	—	—	—	10,243
Genesis Environmental Energy Company 1st Private Equity Fund	—	4,126	(41)	—	(3,738)	(347)	—	—
Union Technology Finance Investment Association	14,637	12,388	187	2,250	(363)	—	—	14,462
Dicustody Co., Ltd.	1	1	—	—	—	—	—	1
Orient Shipyard Co., Ltd.	—	—	—	—	—	—	—	—
BTS 2nd Private Equity Fund	3,026	—	(145)	3,026	—	—	—	2,881
STASSETS FUND III	1,500	—	(270)	1,500	—	—	—	1,230
Japanese Hotel Real Estate Private Equity Fund No.2	3,174	3,196	194	—	—	(299)	(236)	2,855
Woori Seoul Beltway Private Special Asset Fund No.1	9,791	7,551	246	2,312	—	(235)	—	9,874
Woori Multi-Return Securities Investment Trust 3 (Balanced Bond)	—	10,023	—	—	(9,950)	(73)	—	—
Woori Short-term Bond Securities Investment Trust(Bond) ClassC-F	110,000	151,822	2,312	50,000	(90,137)	(1,972)	—	112,025
Woori Safe Plus General Type Private Investment Trust S-8(Bond)	10,000	—	230	10,000	—	(48)	—	10,182
WOORI TAERIM 1st Fund	1,100	991	(3)	—	—	—	—	988
Portone-Cape Fund No.1	340	489	(25)	—	—	—	—	464
KIWOOM WOORI Financial 1st Investment Fund	1,000	973	(20)	—	—	—	—	953
DeepDive WOORI 2021-1 Financial Investment Fund	900	993	(12)	—	(100)	(3)	—	878
Darwin Green Packaging Private Equity Fund	4,000	3,957	388	—	—	(400)	—	3,945
DS Power Semicon Private Equity Fund	3,000	—	245	3,000	—	(269)	—	2,976
Koreawide partners 2nd Private Equity Fund	20,000	—	—	20,000	—	—	—	20,000
Woori FirstValue Private Real Estate Fund No.2	9,000	763	(6)	—	(199)	—	—	558
WooriG Real Infrastructure Blind General Type Private Placement Investment Trust	100	100	2	—	—	—	—	102

	For the year ended December 31, 2022
	Acquisition cost	January 1, 2022	Share of profits(losses) and others	Acquisition	Disposal/ Reclassification	Dividends	Change in capital	December 31, 2022
Woori BIG2 Plus Securities Investment Trust(Balanced Bond)	1,200	—	(161)	—	1,235	—	—	1,074
Woori Together TDF 2025	2,000	—	(202)	—	2,192	—	—	1,990
Woori Together TDF 2030	2,000	—	(214)	—	2,247	—	—	2,033
WOORI Star50 feeder fund(H)	200	—	(5)	—	131	—	—	126
Woori Hanhwa Eureka Private Equity Fund	—	327	(48)	—	(164)	(115)	—	—
Aarden Woori Apparel 1st Private Equity Fund	100	99	(2)	—	—	—	—	97
Woori Dyno 1st Private Equity Fund	2,000	—	(6)	2,000	—	—	—	1,994
Australia Green Energy 1st PEF	4,913	—	(55)	4,913	—	—	—	4,858
Godo Kaisha Oceanos 1	10,800	9,905	84	—	—	(1,049)	(152)	8,788
Woori Zip 1	9,254	10,496	(138)	—	(873)	—	(795)	8,690
Woori Zip 2	12,928	14,732	(127)	—	(1,309)	—	(1,116)	12,180
Force TEC Co., Ltd. (*)	—	—	56	—	—	—	(56)	—
KUM HWA Co., Ltd. (*)	—	—	—	—	—	—	—	—
Jinmyung Plus Co., Ltd.	—	—	10	—	—	—	—	10
JC Assurance No.2 Private Equity Fund	29,349	17,728	(17,728)	—	—	—	—	—
Dream Company Growth no.1 PEF	7,412	7,914	418	—	—	(471)	—	7,861
HMS-Oriens 1st Fund	12,000	12,007	1,245	—	—	—	—	13,252
WooriG Senior Loan General Type Private Investment Trust No.1	80,268	88,029	3,788	14,073	(20,322)	(3,707)	—	81,861
Genesis Eco No.1 Private Equity Fund	12,000	11,120	(99)	195	—	—	—	11,216
Paratus Woori Material Component Equipment joint venture company	17,700	17,493	(243)	—	—	—	—	17,250
Midas No. 8 Private Equity Joint Venture Company	18,735	18,968	275	—	—	(530)	—	18,713
Orchestra Private Equity Fund IV	9,878	—	197	10,000	(122)	(377)	—	9,698
Synaptic Green No.1 PEF	8,000	—	(207)	8,000	—	—	—	7,793
IGEN2022No. 1 Private Equity Fund	7,822	—	650	8,000	(475)	(165)	—	8,010
PCC-Woori LP Secondary Fund	10,440	12,350	674	3,440	(3,480)	—	—	12,984
Woori High Plus Short-term High Graded ESG Bond Sec Feeder Inv Trust 1	—	73,787	—	—	(73,598)	(189)	—	—
Woori-Q Corporate Restructuring Private Equity Fund	27,063	46,155	(288)	536	(18,867)	—	—	27,536
Woori-Shinyoung Growth-Cap Private Equity Fund I	17,018	28,713	14,561	—	—	—	—	43,274

	1,131,865	1,335,167	69,689	143,345	(222,922)	(24,126)	4,483	1,305,636

(*)
As a result of discontinuation of the equity method, related companies’ losses amount not recognized is 665 million Won for Force TEC Co., Ltd. 3,743 million Won for Orient Shipyard Co., Ltd. and 0.2 million Won for KUM HWA Co., Ltd. and cumulated amount is 1,462 million Won for Force TEC Co., Ltd. 3,743 million Won for Orient Shipyard Co., Ltd. and 2 million Won for KUM HWA Co., Ltd.

	For the year ended December 31, 2023
	Acquisition cost	January 1, 2023	Share of profits(losses) and others	Acquisition	Business combination	Disposal/ Reclassification	Dividends	Change in capital	December 31, 2023
W Service Networks Co., Ltd.	108	208	13	—	—	—	(5)	—	216
Korea Credit Bureau Co., Ltd.	3,313	5,709	814	—	—	—	(90)	—	6,433
Korea Finance Security Co., Ltd.	3,267	2,374	(99)	—	—	—	—	1,010	3,285
Woori Growth Partnerships New Technology Private Equity Fund	—	10,889	(51)	—	—	(10,838)	—	—	—
2016KIF-IMM Woori Bank Technology Venture Fund	—	9,474	539	—	—	(10,013)	—	—	—
K BANK Co., Ltd.	236,232	247,789	5,327	—	—	—	—	6,936	260,052
Woori Bank-Company K Korea Movie Asset Fund	—	239	52	—	—	(103)	(188)	—	—
Partner One Value Up I Private Equity Fund	5,039	4,278	(1,048)	—	—	—	—	—	3,230
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	4,356	10,285	1,162	—	—	(3,200)	—	—	8,247
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	4,436	4,355	—	82	—	—	—	—	4,437
LOTTE CARD Co.,Ltd.	346,810	514,131	91,533	—	—	—	(13,199)	(5,073)	587,392
Union Technology Finance Investment Association	13,449	14,462	(1,004)	—	—	(1,188)	—	—	12,270
Dicustody Co., Ltd.	1	1	—	—	—	—	—	—	1
Orient Shipyard Co., Ltd.(*)	—	—	—	—	—	—	—	—	—
Joongang Network Solution Co.,Ltd.	—	—	1	—	—	—	—	87	88
Win Mortgage Co.,LTd.	23	—	84	23	—	—	(2)	—	105
Together-Korea Government Private Pool Private Securities Investment Trust No. 3	10,000	10,243	297	—	—	—	—	—	10,540
BTS 2nd Private Equity Fund	5,226	2,881	(243)	2,200	—	—	—	—	4,838
STASSETS FUND III	9,000	1,230	(324)	7,500	—	—	—	—	8,406
SF CREDIT PARTNERS, LLC	13,059	—	99	13,059	—	—	—	(313)	12,845
Japanese Hotel Real Estate Private Equity Fund No.2	3,174	2,855	86	—	—	—	(133)	(120)	2,688
Woori Seoul Beltway Private Special Asset Fund No.1	12,464	9,874	451	2,709	—	—	(444)	—	12,590
Woori General Private Securities Investment Trust (Bond) No.1	50,000	—	1,686	50,000	—	—	—	—	51,686
Woori Short-term Bond Securities Investment Trust(Bond) ClassC-F	100,000	112,025	7,670	—	—	(10,352)	(3,779)	—	105,564
Woori Safe Plus General Type Private Investment Trust S-8(Bond)	10,000	10,182	507	—	—	—	(359)	—	10,330
Woori General Private Securities Investment Trust(Bond) No.2	30,000	—	829	30,000	—	—	—	—	30,829

	For the year ended December 31, 2023
	Acquisition cost	January 1, 2023	Share of profits(losses) and others	Acquisition	Business combination	Disposal/ Reclassification	Dividends	Change in capital	December 31, 2023
Woori Smart General Private Equity Investment Trust 1(bond)	40,000	—	1,135	40,000	—	—	—	—	41,135
Woori General Private Securities Investment Trust(Bond) No.2	50,000	—	1,205	50,000	—	—	—	—	51,205
Woori Asset Global Partnership Fund No.5	22,500	—	(429)	22,500	—	—	—	—	22,071
WOORI TAERIM 1st Fund	1,100	988	—	—	—	—	—	—	988
Portone-Cape Fund No.1	340	464	(19)	—	—	—	—	—	445
KIWOOM WOORI Financial 1st Fund	—	953	(10)	—	—	(943)	—	—	—
DeepDive WOORI 2021-1 Financial Investment Fund	222	878	1,128	—	—	(678)	(92)	—	1,236
Darwin Green Packaging Private Equity Fund	4,000	3,945	92	—	—	—	(80)	—	3,957
DS Power Semicon Private Equity Fund	—	2,976	495	—	—	(2,971)	(500)	—	—
Koreawide partners 2nd Private Equity Fund	20,000	20,000	(765)	—	—	—	—	—	19,235
Woori FirstValue Private Real Estate Fund No.2	9,000	558	2	—	—	—	—	—	560
WooriG Real Infrastructure Blind General Type Private Placement Investment Trust	52	102	4	—	—	(47)	(4)	—	55
Woori Star50 feeder fund(H)	—	126	(12)	—	—	(114)	—	—	—
Woori Together TDF 2025	—	1,990	116	—	—	(2,106)	—	—	—
Woori Together TDF 2030	3,000	2,033	291	1,000	—	—	—	—	3,324
Woori Together OCIO Target Return Feeder fund (Balance Bond)	10,000	—	348	—	—	10,028	—	—	10,376
Australia Green Energy 1st PEF	4,913	4,858	(47)	—	—	—	—	—	4,811
Aarden Woori Apparel 1st Private Equity Fund	100	97	36	—	—	—	—	—	133
Woori Dyno 1st Private Equity Fund	2,000	1,994	364	—	—	—	—	—	2,358
KTB-KORUS FUND	3,626	—	(267)	—	3,626	—	—	—	3,359
KTB China Platform Fund	17,023	—	(964)	—	17,023	—	—	—	16,059
KTBN Venture Fund No.7	16,972	—	(225)	—	16,972	—	(703)	—	16,044
KTBN Venture Fund No.8	3,325	—	(814)	—	3,325	—	—	—	2,511
KTBN Digital Contents Korea Fund No.9	5,329	—	268	—	5,329	—	—	—	5,597
KTBN Media Contents Fund	330	—	(20)	—	330	—	(27)	—	283

	For the year ended December 31, 2023
	Acquisition cost	January 1, 2023	Share of profits(losses) and others	Acquisition	Business combination	Disposal/ Reclassification	Dividends	Change in capital	December 31, 2023
KTB China Synergy Fund	21,629	—	(1,224)	—	21,629	—	—	—	20,405
NAVER-KTB Audio Contents Fund	284	—	4	—	284	—	—	—	288
KTBN Venture Fund No.13	13,279	—	3,407	—	13,279	—	(2,528)	—	14,158
KTBN Future Contents Fund	3,892	—	669	—	3,892	—	—	—	4,561
KTBN Venture Fund No.16	17,546	—	1,015	—	17,546	—	—	—	18,561
KTBN Venture Fund No.18	26,308	—	662	2,850	23,458	—	—	—	26,970
KB-KTB Technology Venture Fund	7,755	—	(155)	2,000	5,755	—	—	—	7,600
WOORI 2022 Scaleup Venture Fund	14,000	—	(414)	13,645	355	—	(8)	—	13,578
WOORI 2022 Start-up Venture Fund	2,564	—	(131)	—	2,564	—	—	—	2,433
KTB-NHN China Private Equity Fund	1,272	—	(103)	—	1,272	—	(1,024)	(142)	3
KTBN GI Private Equity Fund	189	—	392	—	189	—	—	36	617
Chirochem	102	—	—	—	102	—	—	—	102
Godo Kaisha Oceanos 1	10,800	8,788	92	—	—	—	(748)	(154)	7,978
Woori Zip 1	8,706	8,690	(127)	—	—	(548)	—	(386)	7,629
Woori Zip 2	8,411	12,180	(107)	—	—	(844)	—	(534)	10,695
KG Fashion Co., Ltd. (*)	—	—	—	—	—	—	—	—	—
KUM HWA Co., Ltd. (*)	—	—	—	—	—	—	—	—	—
Jinmyung Plus Co., Ltd.	—	10	4	—	—	—	—	—	14
JC Assurance No.2 Private Equity Fund (*)	29,349	—	—	—	—	—	—	—	—
Dream Company Growth no.1 PEF	7,153	7,861	362	—	—	—	(414)	—	7,809
HMS-Oriens 1st Fund	12,000	13,252	778	—	—	—	—	—	14,030
Woori G Senior Loan Private Placement Investment Trust No.1	75,114	81,861	3,341	—	—	(5,975)	(3,637)	—	75,590
Genesis Eco No.1 Private Equity Fund	12,000	11,216	(274)	—	—	—	—	—	10,942
Paratus Woori Material Component Equipment joint venture company	17,700	17,250	(271)	—	—	—	—	—	16,979
Midas No. 8 Private Equity Joint Venture Company	18,537	18,713	282	—	—	—	(530)	—	18,465
Orchestra Private Equity Fund IV	9,700	9,698	457	—	—	(178)	(422)	—	9,555
Synaptic Green No.1 PEF	8,000	7,793	(182)	—	—	—	—	—	7,611
IGEN2022No. 1 Private Equity Fund	7,422	8,010	336	—	—	—	(363)	—	7,983
PCC-Woori LP Secondary Fund	10,435	12,984	(2,450)	—	—	(4)	—	—	10,530
Synaptic Future Growth Private Equity Fund	7,295	—	(226)	7,295	—	—	—	—	7,069
Woori-Q Corporate Restructuring Private Equity Fund	17,441	27,536	2,708	369	—	(10,330)	—	—	20,283
Woori-Shinyoung Growth-Cap Private Equity Fund I	17,018	43,274	(9,793)	—	—	—	—	—	33,481

	For the year ended December 31, 2023
	Acquisition cost	January 1, 2023	Share of profits(losses) and others	Acquisition	Business combination	Disposal/ Reclassification	Dividends	Change in capital	December 31, 2023
NH Woori Newdeal Growth Alpha Private Equity Fund 1	34,006	—	(1,019)	34,006	—	—	—	—	32,987
Woori BIG2 Plus Securities Investment Trust(Balanced Bond)	2,200	1,074	543	2,000	—	(1,074)	—	—	2,543
Woori Short Term Government and Special Bank Bond Active ETF	12,008	—	103	—	—	12,183	—	—	12,286
Woori 25-09 Corporate Bond(AA- or higher) Active ETF	29,001	—	820	29,001	—	—	—	—	29,821

	1,536,905	1,305,636	109,792	310,239	136,930	(39,295)	(29,279)	1,347	1,795,370

(*)
The amount for which no loss was recognized for associates due to discontinuation of the equity method was 2 million Won for KUM HWA Co., Ltd., 28 million Won for Orient Shipyard Co., Ltd., 120 million Won in KG FASHION CO., LTD., 371 million Won in JC Assurance No.2 Private Equity Fund and the accumulated amount is 4 million Won for KUM HWA Co., Ltd., 28 million Won for Orient

Shipyard Co., Ltd.,
 120 million Won in KG FASHION CO., LTD., 371 million Won in JC Assurance No.2 Private Equity Fund.

Reconciliation of summarised financial information of associates and joint ventures accounted for using equity method to carrying amount of interest in associates and joint ventures
(3)	Summary financial information relating to investments in associates accounted for using the equity method of accounting is as follows (Unit: Korean Won in millions):

	December 31, 2022
	Assets	Liabilities	Operating revenue	Net income (loss)	Other comprehensive income(loss)	Total comprehensive income(loss)
W Service Networks Co., Ltd.	7,052	2,825	19,697	1,215	—	1,215
Korea Credit Bureau Co., Ltd.	155,165	100,065	144,907	13,809	—	13,809
Korea Finance Security Co., Ltd.	28,792	12,964	47,043	(3,856)	—	(3,856)
Woori Growth Partnerships New Technology Private Equity Fund	47,394	208	2,978	2,185	—	2,185
2016KIF-IMM Woori Bank Technology Venture Fund	47,979	609	665	(7,839)	—	(7,839)
K BANK Co., Ltd.	16,694,289	14,896,426	491,880	91,059	(32,156)	58,903
Woori Bank-Company K Korea Movie Asset Fund (*1)	989	33	462	324	—	324
Partner One Value Up I Private Equity Fund	18,395	—	(9,431)	(9,831)	—	(9,831)
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	51,804	385	8,092	7,288	—	7,288
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	15,811	95	1	(383)	—	(383)
LOTTE CARD Co., Ltd. (*2)	19,983,059	17,179,093	1,925,577	268,096	43,162	311,258
Together-Korea Government Private Pool Private Securities Investment Trust No. 3	10,246	1	218	170	—	170
Union Technology Finance Investment Association	48,991	299	2,300	632	—	632
Dicustody Co., Ltd.	95	—	—	(3)	—	(3)
Orient Shipyard Co., Ltd.	10,832	27,225	—	(16,467)	—	(16,467)
BTS 2nd Private Equity Fund	15,012	608	1	(725)	—	(725)
STASSETS FUND III	4,660	313	37	(953)	—	(953)
Japanese Hotel Real Estate Private Equity Fund 2	14,387	13	1,050	968	(1,186)	(218)
Woori Seoul Beltway Private Special Asset Fund No.1	39,497	2	1,028	984	—	984
Woori Short-term Bond Securities Investment Trust(Bond) ClassC-F	468,357	67,022	14,189	11,804	—	11,804
Woori Safe Plus General Type Private Investment Trust S-8(Bond)	115,781	4,508	1,899	1,763	—	1,763
WOORI TAERIM 1st Fund	4,047	185	—	(13)	—	(13)
Portone-Cape Fund No.1	2,344	26	—	(129)	—	(129)
KIWOOM WOORI Financial 1st Investment Fund	10,597	111	1	(222)	—	(222)
DeepDive WOORI 2021-1 Financial Investment Fund	7,412	37	57	(103)	—	(103)
Darwin Green Packaging Private Equity Fund	19,332	—	2,215	1,904	—	1,904
DS Power Semicon Private Equity Fund	14,230	44	1,185	937	—	937
Koreawide partners 2nd Private Equity Fund	77,039	2,038	3,020	1	—	1
Woori FirstValue Private Real Estate Fund No.2	67,005	62,357	3	(54)	—	(54)

	December 31, 2022
	Assets	Liabilities	Operating revenue	Net income (loss)	Other comprehensive income(loss)	Total comprehensive income(loss)
WooriG Real Infrastructure Blind General Type Private Placement Investment Trust	73,064	56	3,140	2,874	—	2,874
Woori BIG2 Plus Securities Investment Trust(Balanced Bond)	4,667	12	389	(636)	—	(636)
Woori Together TDF 2025	8,513	16	1,287	(1,018)	—	(1,018)
Woori Together TDF 2030	8,615	—	1,352	(1,108)	—	(1,108)
WOORI Star50 feeder fund(H)	709	—	48	(480)	—	(480)
Aarden Woori Apparel 1st Private Equity Fund	20,750	89	8	(325)	—	(325)
Woori Dyno 1st Private Equity Fund	10,212	43	200	(31)	—	(31)
Australia Green Energy 1st PEF	122,634	14	30	(1,380)	—	(1,380)
Godo Kaisha Oceanos 1	63,741	45,358	2,942	176	—	176
Woori Zip 1	48,309	34,346	2,085	(215)	—	(215)
Woori Zip 2	68,388	48,927	3,069	(198)	—	(198)
Force TEC Co., Ltd.	10,489	24,804	25,182	(2,664)	—	(2,664)
KUM HWA Co., Ltd.	4	159	—	(8)	—	(8)
Jinmyung Plus Co., Ltd.	696	649	177	(9)	—	(9)
JC Assurance No.2 Private Equity Fund	122,015	3	—	(929)	—	(929)
Dream Company Growth no.1 PEF	28,351	50	1,695	1,506	—	1,506
HMS-Oriens 1st Fund	58,095	6	3,829	3,279	—	3,279
Woori G Senior Loan Private Placement Investment Trust No.1	378,145	23	18,584	17,496	—	17,496
Genesis Eco No.1 Private Equity Fund	38,700	5	48	(593)	—	(593)
Paratus Woori Material Component Equipment joint venture company	58,311	617	7	(812)	—	(812)
Midas No. 8 Private Equity Joint Venture Company	65,936	242	1,928	977	—	977
Orchestra Private Equity Fund IV	34,427	—	1,580	878	—	878
Synaptic Green No.1 PEF	37,017	—	4	(983)	—	(983)
IGEN2022No. 1 Private Equity Fund	32,362	122	3,166	2,616	—	2,616
PCC-Woori LP Secondary Fund	33,591	168	6,127	1,152	—	1,152
Woori-Q Corporate Restructuring Private Equity Fund	75,973	418	3,019	(4,696)	—	(4,696)
Woori-Shinyoung Growth-Cap Private Equity Fund I	123,824	312	41,780	40,544	—	40,544

(*1)	It was dissoluted for the year ended December 31,2021 and will be liquidated.
(*2)	The amount is after reflecting the fair value adjustment that occurred when acquiring the shares and the adjustments that occurred by difference of accounting policies with the Group.

	December 31, 2023
	Assets	Liabilities	Operating revenue	Net income (loss)	Other comprehensive income(loss)	Total comprehensive income(loss)
W Service Networks Co., Ltd.	6,887	2,496	19,350	1,069	—	1,069
Korea Credit Bureau Co., Ltd.	131,164	68,756	163,707	8,012	—	8,012
Korea Finance Security Co., Ltd.	36,185	14,287	44,709	(464)	6,730	6,266
K BANK Co., Ltd.	20,799,599	18,903,298	826,894	49,853	47,885	97,738
Partner One Value Up I Private Equity Fund	14,182	293	(4,107)	(4,505)	—	(4,505)

	December 31, 2023
	Assets	Liabilities	Operating revenue	Net income (loss)	Other comprehensive income(loss)	Total comprehensive income(loss)
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	41,533	305	6,501	5,823	—	5,823
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	15,754	100	2	(388)	—	(388)
LOTTE CARD Co., Ltd. (*1)	22,329,308	19,191,007	1,937,383	363,673	(19,888)	343,785
Union Technology Finance Investment Association	41,543	233	2,261	(838)	—	(838)
Dicustody Co., Ltd.	92	—	—	(3)	—	(3)
Orient Shipyard Co., Ltd.	10,708	27,225	—	(124)	—	(124)
Joongang Network Solution Co.,Ltd.	1,505	3,156	5,758	5	—	5
Win Mortgage Co.,LTd.	3,518	1,197	9,309	378	—	378
Together-Korea Government Private Pool Private Securities Investment Trust No. 3	10,543	1	227	222	—	222
BTS 2nd Private Equity Fund	25,030	837	4	(1,213)	—	(1,213)
STASSETS FUND III	30,014	312	95	(1,145)	—	(1,145)
SF CREDIT PARTNERS, LLC	149,157	25,996	7,618	(4,610)	(2,819)	(7,429)
Rea Company	2,248	3,736	802	(694)	—	(694)
ARAM CMC Co.,Ltd.	669	485	1,005	(254)	—	(254)
Japanese Hotel Real Estate Private Equity Fund No.2	13,541	12	54	46	(602)	(556)
Woori Seoul Beltway Private Special Asset Fund No.1	50,362	2	1,858	1,805	—	1,805
Woori General Private Securities Investment Trust(Bond) No.1	414,760	208,014	12,617	6,746	—	6,746
Woori Short-term Bond Securities Investment Trust(Bond) ClassC-F	828,793	126,879	34,607	31,283	—	31,283
Woori Safe Plus General Type Private Investment Trust S-8(Bond)	113,413	6	4,774	4,542	—	4,542
Woori General Private Securities Investment Trust(Bond) No.2	224,205	111,165	5,767	3,040	—	3,040
Woori Smart General Private Equity Investment Trust 1(bond)	289,553	145,580	7,373	3,973	—	3,973
Woori General Private Securities Investment Trust(Bond) No.3	532,139	347,809	9,304	4,342	—	4,342
Woori Asset Global Partnership Fund No.5	38,537	281	—	(744)	—	(744)
WOORI TAERIM 1st Fund	4,045	183	—	—	—	—
Portone-Cape Fund No.1	2,324	100	—	(103)	—	(103)
DeepDive WOORI 2021-1 Financial Investment Fund	10,400	19	9,607	9,467	—	9,467
Darwin Green Packaging Private Equity Fund	19,390	—	759	451	—	451
Koreawide partners 2nd Private Equity Fund	75,064	2,931	—	(2,831)	—	(2,831)
Woori FirstValue Private Real Estate Fund No.2	67,024	62,357	32	18	—	18
WooriG Real Infrastructure Blind General Type Private Placement Investment Trust	114,909	92	6,053	4,892	—	4,892
Woori Together TDF 2030	11,944	61	2,528	1,017	—	1,017
Woori Together OCIO Target Return Feeder fund (Balance Bond)	50,831	1	2,446	2,444	—	2,444
Australia Green Energy 1st PEF	121,454	24	508	(1,189)	—	(1,189)
Aarden Woori Apparel 1st Private Equity Fund	28,219	90	1	(332)	—	(332)

	December 31, 2023
	Assets	Liabilities	Operating revenue	Net income (loss)	Other comprehensive income(loss)	Total comprehensive income(loss)
Woori Dyno 1st Private Equity Fund	12,068	43	2,053	1,886	—	1,886
KTB-KORUS FUND	8,957	1	127	(712)	—	(712)
KTB China Platform Fund	85,909	13	2,411	(5,160)	—	(5,160)
KTBN Venture Fund No.7	79,871	—	6,420	508	—	508
KTBN Venture Fund No.8	11,758	207	2,359	(4,559)	—	(4,559)
KTBN Digital Contents Korea Fund No.9	20,257	1,599	3,030	(1,142)	—	(1,142)
KTBN Media Contents Fund	1,887	—	199	(35)	—	(35)
KTB China Synergy Fund	145,464	9,977	23,055	(8,686)	—	(8,686)
NAVER-KTB Audio Contents Fund	29,419	652	1,017	237	—	237
KTBN Venture Fund No.13	72,943	737	21,662	18,507	—	18,507
KTBN Future Contents Fund	34,696	486	7,394	4,776	—	4,776
KTBN Venture Fund No.16	182,850	1,875	40,201	11,133	—	11,133
KTBN Venture Fund No.18	268,437	2,526	31,543	8,036	—	8,036
KB-KTB Technology Venture Fund	42,046	246	2,055	(1,076)	—	(1,076)
WOORI 2022 Scaleup Venture Fund	68,626	826	504	(2,758)	—	(2,758)
WOORI 2022 Start-up Venture Fund	8,237	156	42	(576)	—	(576)
KTB-NHN China Private Equity Fund	16	7	946	(315)	(319)	(634)
KTBN GI Private Equity Fund	12,391	45	—	7,146	712	7,858
Chirochem	732	375	4,215	148	—	148
Godo Kaisha Oceanos 1	62,021	45,334	2,765	192	—	192
Woori Zip 1	44,448	31,702	2,066	(198)	—	(198)
Woori Zip 2	62,642	45,012	3,023	(167)	—	(167)
KG Fashion Co., Ltd.	2,559	3,022	943	(569)	—	(569)
KUM HWA Co., Ltd.	4	167	—	—	—	—
Jinmyung Plus Co., Ltd.	519	454	146	(3)	—	(3)
JC Assurance No.2 Private Equity Fund	121,596	8	—	(628)	—	(628)
Dream Company Growth no.1 PEF	28,366	255	1,490	1,300	—	1,300
HMS-Oriens 1st Fund	61,498	1	3,957	3,408	—	3,408
Woori G Senior Loan Private Placement Investment Trust No.1	349,154	22	17,759	16,726	—	16,726
Genesis Eco No.1 Private Equity Fund	38,064	314	—	(947)	—	(947)
Paratus Woori Material Component Equipment joint venture company	58,298	1,510	—	(906)	—	(906)
Midas No. 8 Private Equity Joint Venture Company	65,063	242	1,956	1,002	—	1,002
Orchestra Private Equity Fund IV	34,041	122	1,680	1,172	—	1,172
Synaptic Green No.1 PEF	36,325	175	4	(867)	—	(867)
IGEN2022No. 1 Private Equity Fund	32,255	124	1,847	1,350	—	1,350
PCC-Woori LP Secondary Fund	27,773	668	908	(6,350)	—	(6,350)
Synaptic Future Growth Private Equity Fund 1	30,049	301	2	(951)	—	(951)
Woori-Q Corporate Restructuring Private Equity Fund	63,265	456	4,945	3,018	—	3,018
Woori-Shinyoung Growth-Cap Private Equity Fund I	97,265	1,522	(26,435)	(27,768)	—	(27,768)
NH Woori Newdeal Growth Alpha Private Equity Fund 1	100,215	1,588	2	(3,605)	—	(3,605)
Woori BIG2 Plus Securities Investment Trust(Balanced Bond)	16,630	5	1,383	1,383	—	1,383

	December 31, 2023
	Assets	Liabilities	Operating revenue	Net income (loss)	Other comprehensive income(loss)	Total comprehensive income(loss)
Woori 25-09 Corporate Bond(AA- or higher) Active ETF	133,729	32,028	3,006	2,831	—	2,831
Woori Short Term Government and Special Bank Bond Active ETF	62,185	3,212	1,222	978	—	978

(*1)	The amount is after reflecting the fair value adjustment that occurred when acquiring the shares and the adjustments that occurred by difference of accounting policies with the Group.

Entities that the Group has not applied equity method of accounting although the Group's ownership interest is more than 20%
(4)	The entities that the Group has not applied equity method of accounting although the Group’s ownership interest is more than 20% as of December 31, 2022 and 2023 are as follows:

	December 31, 2022
Associate (*)	Number of shares owned	Ownership (%)
CL Tech Co., Ltd.	10,191	28.6

(*)
Although the Group’s ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out
process under receivership, thus it is excluded from the investment in joint ventures and associates.

	December 31, 2023
Associate (*)	Number of shares owned	Ownership (%)
CL Tech Co., Ltd.	10,191	28.6

(*)
Although the Group’s ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out
process under receivership, thus it is excluded from the investment in joint ventures and associates.

Reconciliations from the net assets of the associates to the book value of the shares of the investment in joint ventures and associates
(5)
As of December 31, 2021, 2022 and 2023, the reconciliations from the net assets of the associates to the carrying amount of the shares of the investment in joint ventures and associates are as follows (Unit: Korean Won in millions except for ownership):

	December 31, 2021
	Total net asset	Ownership (%)	Ownership portion of net assets	Basis difference	Impairment	Intercompany transaction	Book value
W Service Networks Co., Ltd.	3,704	4.9	183	—	—	—	183
Korea Credit Bureau Co., Ltd.	92,575	9.9	9,177	246	—	—	9,423
Korea Finance Security Co., Ltd.	20,671	15.0	3,101	—	—	—	3,101
Woori Growth Partnerships New Technology Private Equity Fund	53,942	23.1	12,448	—	—	—	12,448
2016KIF-IMM Woori Bank Technology Venture Fund	63,146	20.0	12,630	—	—	—	12,630
K BANK Co., Ltd. (*)	1,730,307	12.6	217,599	21,894	—	—	239,493
Woori Bank-Company K Korea Movie Asset Fund	1,381	25.0	345	—	—	—	345
Partner One Value Up Ist Private Equity Fund	28,273	23.3	6,576	—	—	—	6,576
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	55,767	20.0	11,153	—	—	—	11,153

	December 31, 2021
	Total net asset	Ownership (%)	Ownership portion of net assets	Basis difference	Impairment	Intercompany transaction	Book value
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	15,794	25.0	3,949	—	—	305	4,254
LOTTE CARD Co., Ltd. (*1)	2,291,474	20.0	458,295	—	—	—	458,295
Together-Korea Government Private Pool Private Securities Investment Trust No.3	10,071	100.0	10,070	—	—	—	10,070
Genesis Environmental Energy Company 1st Private Equity Fund	16,669	24.8	4,126	—	—	—	4,126
Union Technology Finance Investment Association	41,706	29.7	12,388	—	—	—	12,388
Dicustody Co., Ltd.	98	1.0	1	—	—	—	1
Japanese Hotel Real Estate Private Equity Fund No.2	16,090	19.9	3,196	—	—	—	3,196
Woori Seoul Beltway Private Special Asset Fund No.1	30,205	25.0	7,551	—	—	—	7,551
Woori Multi Return Private Securities Investment Trust 3(Balanced Bond)	50,114	20.0	10,023	—	—	—	10,023
Woori Short-term Bond Securities Investment Trust (Bond) ClassC-F	1,050,704	14.5	151,822	—	—	—	151,822
WOORI TAERIM 1st Fund	3,875	25.6	991	—	—	—	991
Portone-Cape Fund No.1	2,447	20.0	489	—	—	—	489
KIWOOM WOORI Financial 1st Investment Fund	10,707	9.1	973	—	—	—	973
DeepDive WOORI 2021-1 Financial Investment Fund	8,340	11.9	993	—	—	—	993
Darwin Green Packaging Private Equity Fund	19,387	20.4	3,957	—	—	—	3,957
Woori FirstValue Private Real Estate Fund No.2	6,363	12.0	763	—	—	—	763
WooriG Real Infrastructure Blind General Type Private Placement Investment Trust	35,795	0.3	100	—	—	—	100
Woori Hanhwa Eureka Private Equity Fund	40,684	0.8	327	—	—	—	327
Aarden Woori Apparel 1st Private Equity Fund	20,986	0.5	99	—	—	—	99
Godo Kaisha Oceanos 1	20,720	47.8	9,905	—	—	—	9,905
Woori Zip 1	16,426	63.9	10,496	—	—	—	10,496
Woori Zip 2	23,082	63.8	14,732	—	—	—	14,732
Force TEC	(11,604)	24.5	(2,843)	—	—	2,843	—
KUM HWA Co., Ltd.	(156)	20.1	(31)	—	—	31	—
Jinmyung Plus Co.,Ltd.	123	21.3	25	—	—	(25)	—
JC Assurance No.2 Private Equity Fund	118,397	24.4	29,349	—	(11,621)	—	17,728
Dream Company Growth no.1 PEF	28,489	27.8	7,914	—	—	—	7,914
HMS-Oriens 1st Fund	52,631	22.8	12,007	—	—	—	12,007
WooriG Senior Loan General Type Private Investment Trust No.1	406,609	21.7	88,029	—	—	—	88,029

	December 31, 2021
	Total net asset	Ownership (%)	Ownership portion of net assets	Basis difference	Impairment	Intercompany transaction	Book value
Genesis Eco No.1 Private Equity Fund	38,365	29.0	11,120	—	—	—	11,120
Paratus Woori Material Component Equipment joint venture company	58,507	29.9	17,493	—	—	—	17,493
Midas No. 8 Private Equity Joint Venture Company	66,587	28.5	18,968	—	—	—	18,968
PCC-Woori LP Secondary Fund	31,585	38.8	12,350	—	—	—	12,350
Woori High Plus Short-term High Graded ESG Bond Sec Feeder Inv Trust 1	257,891	27.5	73,787	—	—	—	73,787
Woori-Q Corporate Restructuring Private Equity Fund	120,502	38.1	46,155	—	—	—	46,155
Woori-Shinyoung Growth-Cap Private Equity Fund I	81,773	35.0	28,713	—	—	—	28,713

(*)	The net asset equity amount is after the debt-for-equity swap, non-controlling etc.

	December 31, 2022
	Total net asset	Ownership (%)	Ownership portion of net assets	Basis difference	Impairment	Intercompany transaction	Book value
W Service Networks Co., Ltd.	4,227	4.9	209	—	—	(1)	208
Korea Credit Bureau Co., Ltd.	55,100	9.9	5,462	246	—	1	5,709
Korea Finance Security Co., Ltd.	15,828	15.0	2,374	—	—	—	2,374
Woori Growth Partnerships New Technology Private Equity Fund	47,185	23.1	10,889	—	—	—	10,889
2016KIF-IMM Woori Bank Technology Venture Fund	47,370	20.0	9,474	—	—	—	9,474
K BANK Co., Ltd. (*)	1,796,269	12.6	225,894	21,894	—	1	247,789
Woori Bank-Company K Korea Movie Asset Fund	957	25.0	239	—	—	—	239
Partner One Value Up Ist Private Equity Fund	18,395	23.3	4,278	—	—	—	4,278
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	51,419	20.0	10,284	—	—	1	10,285
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	15,716	25.0	3,929	—	—	426	4,355
LOTTE CARD Co., Ltd. (*)	2,570,656	20.0	514,131	—	—	—	514,131
Together-Korea Government Private Pool Private Securities Investment Trust No.3	10,245	100.0	10,244	—	—	(1)	10,243
Union Technology Finance Investment Association	48,692	29.7	14,463	—	—	(1)	14,462
Dicustody Co., Ltd.	95	1.0	1	—	—	—	1
Orient Shipyard Co., Ltd.	(16,393)	22.7	(3,721)	—	—	3,721	—
BTS 2nd Private Equity Fund	14,405	20.0	2,881	—	—	—	2,881
STASSETS FUND III	4,347	28.3	1,230	—	—	—	1,230
Japanese Hotel Real Estate Private Equity Fund No.2	14,374	19.9	2,855	—	—	—	2,855
Woori Seoul Beltway Private Special Asset Fund No.1	39,495	25.0	9,874	—	—	—	9,874

	December 31, 2022
	Total net asset	Ownership (%)	Ownership portion of net assets	Basis difference	Impairment	Intercompany transaction	Book value
Woori Short-term Bond Securities Investment Trust (Bond) ClassC-F	401,335	27.9	112,025	—	—	—	112,025
Woori Safe Plus General Type Private Investment Trust S-8(Bond)	111,273	9.2	10,182	—	—	—	10,182
WOORI TAERIM 1st Fund	3,862	25.6	988	—	—	—	988
Portone-Cape Fund No.1	2,318	20.0	464	—	—	—	464
KIWOOM WOORI Financial 1st Investment Fund	10,486	9.1	953	—	—	—	953
DeepDive WOORI 2021-1 Financial Investment Fund	7,375	11.9	878	—	—	—	878
Darwin Green Packaging Private Equity Fund	19,332	20.4	3,945	—	—	—	3,945
DS Power Semicon Private Equity Fund	14,186	21.0	2,976	—	—	—	2,976
Koreawide partners 2nd Private Equity Fund	75,001	26.7	20,000	—	—	—	20,000
Woori FirstValue Private Real Estate Fund No.2	4,648	12.0	558	—	—	—	558
Woori G Real Infrastructure Blind General Type Private Placement Investment Trust	73,008	0.1	102	—	—	—	102
Woori BIG2 Plus Securities Investment Trust(Balanced Bond)	4,655	23.1	1,074	—	—	—	1,074
Woori Together TDF 2025	8,497	23.6	1,990	—	—	—	1,990
Woori Together TDF 2030	8,615	23.8	2,033	—	—	—	2,033
WOORI Star50 feeder fund(H)	709	17.9	126	—	—	—	126
Aarden Woori Apparel 1st Private Equity Fund	20,661	0.5	97	—	—	—	97
Woori Dyno 1st Private Equity Fund	10,169	19.6	1,994	—	—	—	1,994
Australia Green Energy 1st PEF	122,620	4.0	4,858	—	—	—	4,858
Godo Kaisha Oceanos 1	18,383	47.8	8,788	—	—	—	8,788
Woori Zip 1	13,963	64.0	8,690	—	—	—	8,690
Woori Zip 2	19,461	64.0	12,180	—	—	—	12,180
Force TEC	(14,315)	24.5	(3,513)	—	—	3,513	—
KUM HWA Co., Ltd.	(155)	20.1	(31)	—	—	31	—
Jinmyung Plus Co.,Ltd.	47	21.3	10	—	—	—	10
JC Assurance No.2 Private Equity Fund	122,012	23.5	17,728	—	(17,728)	—	—
Dream Company Growth no.1 PEF	28,301	27.8	7,861	—	—	—	7,861
HMS-Oriens 1st Fund	58,089	22.8	13,252	—	—	—	13,252
Woori G Senior Loan General Type Private Investment Trust No.1	378,122	21.7	81,861	—	—	—	81,861
Genesis Eco No.1 Private Equity Fund	38,695	29.0	11,216	—	—	—	11,216
Paratus Woori Material Component Equipment joint venture company	57,694	29.9	17,250	—	—	—	17,250
Midas No. 8 Private Equity Joint Venture Company	65,694	28.5	18,713	—	—	—	18,713
Orchestra Private Equity Fund IV	34,427	28.2	9,698	—	—	—	9,698
Synaptic Green No.1 PEF	37,017	21.1	7,793	—	—	—	7,793
IGEN2022No. 1 Private Equity Fund	32,240	24.8	8,010	—	—	—	8,010
PCC-Woori LP Secondary Fund	33,423	38.8	12,984	—	—	—	12,984
Woori-Q Corporate Restructuring Private Equity Fund	75,555	35.6	27,536	—	—	—	27,536
Woori-Shinyoung Growth-Cap Private Equity Fund I	123,512	35.0	43,274	—	—	—	43,274

(*)	The net asset equity amount is after the debt-for-equity swap, non-controlling etc.

	December 31, 2023
	Total net asset	Ownership (%)	Ownership portion of net assets	Basis difference	Impairment	Intercompany transaction	Book value
W Service Networks Co., Ltd.	4,391	4.9	216	—	—	—	216
Korea Credit Bureau Co., Ltd.	62,408	9.9	6,186	247	—	—	6,433
Korea Finance Security Co., Ltd.	21,898	15.0	3,285	—	—	—	3,285
K BANK Co., Ltd. (*)	1,893,785	12.6	238,158	21,894	—	—	260,052
Partner One Value Up I Private Equity Fund	13,889	23.3	3,230	—	—	—	3,230
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	41,228	20.0	8,247	—	—	—	8,247
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	15,654	25.0	3,914	—	—	523	4,437
LOTTE CARD Co., Ltd. (*)	2,936,964	20.0	587,392	—	—	—	587,392
Union Technology Finance Investment Association	41,310	29.7	12,270	—	—	—	12,270
Dicustody Co., Ltd.	92	1.0	1	—	—	—	1
Orient Shipyard Co., Ltd.	(16,517)	22.7	(3,754)	—	—	3,754	—
Joongang Network Solution Co.,Ltd.	(1,651)	25.3	(419)	—	—	507	88
Win Mortgage Co.,LTd.	2,321	4.5	105	—	—	—	105
Together-Korea Government Private Pool Private Securities Investment Trust No. 3	10,542	100.0	10,540	—	—	—	10,540
BTS 2nd Private Equity Fund	24,193	20.0	4,838	—	—	—	4,838
STASSETS FUND III	29,702	28.3	8,406	—	—	—	8,406
SF CREDIT PARTNERS, LLC	123,161	10.0	12,316	—	—	529	12,845
Rea Company	(1,488)	24.5	(365)	—	—	365	—
ARAM CMC Co.,Ltd.	184	20.0	37	—	—	(37)	—
Japanese Hotel Real Estate Private Equity Fund No.2	13,529	19.9	2,688	—	—	—	2,688
Woori Seoul Beltway Private Special Asset Fund No.1	50,360	25.0	12,590	—	—	—	12,590
Woori General Private Securities Investment Trust(Bond) No.1	206,746	25.0	51,686	—	—	—	51,686
Woori Short-term Bond Securities Investment Trust(Bond) ClassC-F	701,914	15.0	105,564	—	—	—	105,564
Woori Safe Plus General Type Private Investment Trust S-8(Bond)	113,407	9.1	10,330	—	—	—	10,330
Woori General Private Securities Investment Trust(Bond) No.2	113,040	27.3	30,829	—	—	—	30,829
Woori Smart General Private Equity Investment Trust 1(bond)	143,973	28.6	41,135	—	—	—	41,135
Woori General Private Securities Investment Trust(Bond) No.3	184,330	27.8	51,205	—	—	—	51,205
Woori Asset Global Partnership Fund No.5	38,256	57.7	22,071	—	—	—	22,071
WOORI TAERIM 1st Fund	3,862	25.6	988	—	—	—	988
Portone-Cape Fund No.1	2,224	20.0	445	—	—	—	445
DeepDive WOORI 2021-1 Financial Investment Fund	10,381	11.9	1,236	—	—	—	1,236
Darwin Green Packaging Private Equity Fund	19,390	20.4	3,957	—	—	—	3,957
Koreawide partners 2nd Private Equity Fund	72,133	26.7	19,235	—	—	—	19,235
Woori FirstValue Private Real Estate Fund No.2	4,667	12.0	560	—	—	—	560
WooriG Real Infrastructure Blind General Type Private Placement Investment Trust	114,817	0.1	55	—	—	—	55
Woori Together TDF 2030	11,894	28.0	3,324	—	—	—	3,324
Woori Together OCIO Target Return Feeder fund (Balance Bond)	50,837	20.4	10,376	—	—	—	10,376
Australia Green Energy 1st PEF	121,430	4.0	4,811	—	—	—	4,811
Aarden Woori Apparel 1st Private Equity Fund	28,129	0.5	133	—	—	—	133
Woori Dyno 1st Private Equity Fund	12,025	19.6	2,358	—	—	—	2,358

	December 31, 2023
	Total net asset	Ownership (%)	Ownership portion of net assets	Basis difference	Impairment	Intercompany transaction	Book value
KTB-KORUS FUND	8,956	37.5	3,359	—	—	—	3,359
KTB China Platform Fund	85,895	18.7	16,059	—	—	—	16,059
KTBN Venture Fund No.7	79,871	20.1	16,044	—	—	—	16,044
KTBN Venture Fund No.8	11,551	21.7	2,511	—	—	—	2,511
KTBN Digital Contents Korea Fund No.9	18,658	30	5,597	—	—	—	5,597
KTBN Media Contents Fund	1,887	15	283	—	—	—	283
KTB China Synergy Fund	135,487	15.1	20,405	—	—	—	20,405
NAVER-KTB Audio Contents Fund	28,767	1	288	—	—	—	288
KTBN Venture Fund No.13	72,206	19.6	14,158	—	—	—	14,158
KTBN Future Contents Fund	34,210	13.3	4,561	—	—	—	4,561
KTBN Venture Fund No.16	180,975	10.3	18,561	—	—	—	18,561
KTBN Venture Fund No.18	265,911	10.1	26,970	—	—	—	26,970
KB-KTB Technology Venture Fund	41,800	18.2	7,600	—	—	—	7,600
WOORI 2022 Scaleup Venture Fund	67,800	20	13,578	—	—	—	13,578
WOORI 2022 Start-up Venture Fund	8,081	30.1	2,433	—	—	—	2,433
KTB-NHN China Private Equity Fund	9	33.3	3	—	—	—	3
KTBN GI Private Equity Fund	12,346	5	617	—	—	—	617
Chirochem	357	28.6	102	—	—	—	102
Godo Kaisha Oceanos 1	16,687	47.8	7,978	—	—	—	7,978
Woori Zip 1	12,746	62.4	7,629	—	—	—	7,629
Woori Zip 2	17,630	62.8	10,695	—	—	—	10,695
KG Fashion Co., Ltd.	(463)	20.8	(96)	—	—	96	—
KUM HWA Co., Ltd.	(163)	20.1	(33)	—	—	33	—
Jinmyung Plus Co., Ltd.	65	21.3	14	—	—	—	14
JC Assurance No.2 Private Equity Fund	121,588	23.5	28,610	—	(28,610)	—	—
Dream Company Growth no.1 PEF	28,111	27.8	7,809	—	—	—	7,809
HMS-Oriens 1st Fund	61,497	22.8	14,030	—	—	—	14,030
Woori G Senior Loan Private Placement Investment Trust No.1	349,132	21.7	75,590	—	—	—	75,590
Genesis Eco No.1 Private Equity Fund	37,750	29.0	10,942	—	—	—	10,942
Paratus Woori Material Component Equipment joint venture company	56,788	29.9	16,979	—	—	—	16,979
Midas No. 8 Private Equity Joint Venture Company	64,821	28.5	18,465	—	—	—	18,465
Orchestra Private Equity Fund IV	33,919	28.2	9,555	—	—	—	9,555
Synaptic Green No.1 PEF	36,150	21.1	7,611	—	—	—	7,611
IGEN2022No. 1 Private Equity Fund	32,131	24.8	7,983	—	—	—	7,983
PCC-Woori LP Secondary Fund	27,105	38.9	10,530	—	—	—	10,530
Synaptic Future Growth Private Equity Fund 1	29,748	23.8	7,069	—	—	—	7,069
Woori-Q Corporate Restructuring Private Equity Fund	62,809	32.4	20,283	—	—	—	20,283
Woori-Shinyoung Growth-Cap Private Equity Fund I	95,743	35.0	33,481	—	—	—	33,481
NH Woori Newdeal Growth Alpha Private Equity Fund 1	98,627	32.7	32,987	—	—	—	32,987
Woori BIG2 Plus Securities Investment Trust(Balanced Bond)	16,625	14.1	2,543	—	—	—	2,543
Woori 25-09 Corporate Bond (AA- or higher) Active ETF	101,701	29.3	29,821	—	—	—	29,821
Woori Short Term Government and Special Bank Bond Active ETF	58,973	20.8	12,286	—	—	—	12,286

(*)	The net asset equity amount is after the debt-for-equity swap, non-controlling etc.